SHAREHOLDERS' EQUITY (Stock Option Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount of options:
Amount of options, Options outstanding at beginning of year	718,573
Amount of options, Options expired	(718,573)
Amount of options, Options outstanding at end of year		718,573
Weighted average exercise price:
Weighted average exercise price, Options outstanding at beginning of year	$ 2.45
Weighted average exercise price, Options expired	$ 2.45
Weighted average exercise price, Options outstanding at end of year		$ 2.45
Weighted average remaining contractual term:
Weighted average remaining contractual term (in years), Options outstanding at beginning of year	1 year 26 days
Weighted average remaining contractual term (in years), options expired	1 year 26 days
Weighted average remaining contractual term (in years), Options outstanding at end of year	1 year 26 days
Aggregate intrinsic value:
Aggregate intrinsic value, Options expired
Aggregate intrinsic value, Options outstanding at end of year
Share-based compensation for employees